OTHER RESERVES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Schedule of Other Reserves

	2022 £m	2021 £m	2020 £m
Merger reserve[1]	6,348	6,348	6,348
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	(393)	(362)	(558)
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	–	–	–
Cash flow hedging reserve	(5,168)	(451)	1,507
Foreign currency translation reserve	(44)	(135)	(116)
At 31 December	743	5,400	7,181
1There has been no movements in this reserve in 2022, 2021 or 2020.

Schedule of revaluation reserve in respect of debt securities
Movements in other reserves were as follows:

Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	2022 £m	2021 £m	2020 £m
At 1 January	(362)	(558)	(538)
Change in fair value	(132)	137	46
Deferred tax	34	(44)	29
Current tax	8	–	(2)
	(90)	93	73
Income statement transfers in respect of disposals (note 8)	76	116	(145)
Deferred tax	(23)	(11)	47
	53	105	(98)
Impairment recognised in the income statement	6	(2)	5
At 31 December	(393)	(362)	(558)

Schedule of revaluation reserve in respect of equity shares

Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	2022 £m	2021 £m	2020 £m
At 1 January	–	–	–
Change in fair value	–	–	–
Deferred tax	(1)	1	(16)
	(1)	1	(16)
Realised gains and losses transferred to retained profits	–	–	–
Deferred tax	1	(1)	16
	1	(1)	16
At 31 December	–	–	–

Schedule of - Movement in Merger Reserves, Cash Flow Hedging Reserve, Foreign Currency Translation Reserve

Cash flow hedging reserve	2022 £m	2021 £m	2020 £m
At 1 January	(451)	1,507	1,556
Change in fair value of hedging derivatives	(6,520)	(2,138)	709
Deferred tax	1,803	606	(229)
	(4,717)	(1,532)	480
Net income statement transfers	(1)	(584)	(727)
Deferred tax	1	158	198
	–	(426)	(529)
At 31 December	(5,168)	(451)	1,507

Foreign currency translation reserve	2022 £m	2021 £m	2020 £m
At 1 January	(135)	(116)	(116)
Currency translation differences arising in the year	91	(19)	–
At 31 December	(44)	(135)	(116)